Loss per share (Tables)	9 Months Ended
Sep. 30, 2023
Income per share
Schedule of basic and diluted net income/(loss) per common share

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022*	2023	2022*

Loss attributable to equity holders ($’000)	(265,351)	(36,648)	(1,505,859)	(200,103)
Less: allocation of loss to non‑controlling interest ($’000)	(1,974)	(5,946)	(8,334)	(9,162)
Loss attributable to IHS common shareholders ($’000)	(263,377)	(30,702)	(1,497,525)	(190,941)

Basic weighted average shares outstanding (‘000)	334,046	331,688	333,388	330,913
Potentially dilutive securities (‘000)	1,811	3,446	2,079	3,381
Potentially dilutive weighted average common shares outstanding (‘000)	335,857	335,134	335,467	334,294
Loss per share:
Basic loss per share ($)	(0.79)	(0.09)	(4.49)	(0.58)
Diluted loss per share ($)	(0.79)	(0.09)	(4.49)	(0.58)